Other financial assets - financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
Current derivative financial assets	€ 501	€ 93
Non-current derivative financial assets	128	5
Derivative financial assets	629	98
Current debt securities measured at fair value through other comprehensive income	64	0
Non-current debt securities measured at fair value through profit and loss	0	0
Debt securities measured at fair value through other comprehensive income	64	0
Current debt securities measured at fair value through profit or loss	226	233
Non-current debt securities measured at fair value through profit or loss	0	0
Debt securities measured at fair value through profit or loss	226	233
Current equity instruments measured at fair value through other comprehensive income	0	0
Non-current equity instruments measured at fair value through other comprehensive income	31	37
Equity instruments measured at fair value through other comprehensive income	31	37
Current equity instruments measured at fair value through profit or loss	52	47
Non-current equity instruments measured at fair value through profit or loss	12	12
Equity instruments measured at fair value through profit or loss	64	59
Current financial receivables	0	0
Non-current financial receivables	128	242
Financial receivables	128	242
Current collateral deposits	0	0
Non-current collateral deposits	32	42
Collateral deposits	32	42
Current debt securities measured at amortized cost	8	297
Non-current debt securities measured at amortized cost	0	2
Debt securities measured at amortized cost	8	299
Total current other financial assets	851	670
Total non-current other financial assets	331	340
Other financial assets	€ 1,182	€ 1,010